Summary of Principal Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregate Revenue [Line Items]
Revenues	$ 7,736,200	$ 8,691,600
In-App Purchaes Services [Member]
Schedule of Disaggregate Revenue [Line Items]
Revenues	6,590,400	8,048,200
In-App Advertising Services [Member]
Schedule of Disaggregate Revenue [Line Items]
Revenues	634,700	643,400
Content Licensing Business [Member]
Schedule of Disaggregate Revenue [Line Items]
Revenues	$ 511,100